N-2	Sep. 25, 2023
Cover [Abstract]
Entity Central Index Key	0000810958
Amendment Flag	false
Securities Act File Number	0-16084
Document Type	8-K
Entity Registrant Name	Citizens & Northern Corporation
Entity Address, Address Line One	90-92 Main Street
Entity Address, City or Town	Wellsboro
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16901
City Area Code	570
Local Phone Number	724-3411
Entity Emerging Growth Company	false